Washington Mutual
Investors Fund

(Photo)

Semi-Annual Report
October 31, 1996

(Logo)
The American Funds Group

Washington Mutual Investors Fund seeks to produce income and to provide an opportunity for growth of principal.

THE FIGURES IN THE REPORT REFLECT PAST RESULTS AND WERE CALCULATED WITHOUT A SALES CHARGE. ALL INVESTMENTS ARE SUBJECT TO CERTAIN RISKS. FOR EXAMPLE, THOSE WHICH INCLUDE COMMON STOCKS ARE AFFECTED BY FLUCTUATING STOCK PRICES SO YOU MAY GAIN OR LOSE MONEY BY INVESTING IN THE FUND.

INVESTORS SHOULD MAINTAIN A LONG-TERM INVESTMENT PERSPECTIVE. FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED OR GUARANTEED BY, THE U.S. GOVERNMENT, ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER AGENCY, ENTITY OR PERSON.

Washington Mutual Investors Fund / 1996 Semi-Annual Report

Fellow Shareholders:

Investors seemed relieved that the November elections maintained the status quo in Washington. The major stock market indexes, which were already trading in new high territory in October, rose sharply after the elections.
     We are pleased to report that for the first half of its current fiscal year - the six months ended October 31 - Washington Mutual recorded a 10.3% gain versus a 9.1% increase for the unmanaged Standard & Poor's 500 Composite Index. Both figures measure total return and assume reinvestment of dividends.
     These results were achieved against a backdrop of favorable economic news. Interest rates remained relatively stable, with longer term rates declining slightly. Consumer and producer prices generally showed only modest increases. Many major corporations continued to issue favorable earnings reports and raise their dividends. Thirty-six companies in your Fund's portfolio declared dividend increases during the six months, continuing a pattern which began a few years ago.
     The first six months of Washington Mutual's fiscal year again saw substantial merger and acquisition activity among companies in the portfolio, including a bid for Conrail by Norfolk Southern, the spinoffs of Lucent Technologies by AT&T and of Union Pacific Resources by Union Pacific.
     The portfolio appearing in this report reflects ownership of 139 companies in 27 industries. On October 31, the largest industry positions as a percentage of net assets were Banking (16.3%), Health & Personal Care (11.8%), Energy Sources (11.2%), Telecommunications (8.0%), Electric & Gas Utilities (7.6%), and Insurance (6.0%). Seven new names have appeared in the portfolio since July 31: Louisiana-Pacific, PPG Industries, PanEnergy (formerly Panhandle Eastern), Rockwell International, Sara Lee, Union Pac-ific Resources, and Lucent Technologies. Meanwhile, two holdings were eliminated: NYNEX and Student Loan Marketing.
     Our investment adviser made a number of changes which, due to the substantial appreciation in our portfolio, resulted in significant capital gains in the current calendar year. These gains, and an extra income dividend, will be distributed to our shareholders by December 31 to avoid payment of Federal excise taxes.

     As always, we welcome your questions and comments.

Cordially,

(SIGNATURES)

Stephen Hartwell         James H. Lemon, Jr.           Harry J. Lister
Chairman of the Board    Vice Chairman of the Board    President

December 12, 1996


Washington Mutual Investors Fund / 1996 Semi-Annual Report

Investment Portfolio
October 31, 1996
Unaudited
                                                         Market     Percent
                                                          Value     of Net
Common Stocks                             Shares          (000)     Assets

ENERGY
Energy Sources (11.24%)
Amoco Corp.                              7,400,000    $   560,550     2.33%
Ashland Inc.                             2,800,000        119,000      .50
Atlantic Richfield Co.                   3,742,500        495,881     2.06
Chevron Corp.                            7,250,000        476,688     1.98
Exxon Corp.                              3,860,000        342,092     1.42
Kerr-McGee Corp.                         1,800,000        112,950      .47
Mobil Corp.                                425,000         49,619      .21
Texaco Inc.                              3,377,900        343,279     1.43
Union Pacific Resources Group Inc.       2,453,090         67,460      .28
Unocal Corp.                             3,662,700        134,146      .56
                                                        2,701,665    11.24

Utilities: Electric & Gas (7.62%)
American Electric Power Company, Inc.    3,050,000        126,575      .53
Atlantic Energy, Inc.                    1,650,000         29,081      .12
Baltimore Gas and Electric Co.           2,000,000         54,500      .23
Brooklyn Union Gas Co.                     900,000         26,100      .11
Carolina Power & Light Co.                 500,000         18,063      .08
Central and South West Corp.             1,900,000         50,350      .21
CINergy Corp.                              700,000         23,188      .10
Consolidated Edison Co. of New York,Inc. 6,000,000        175,500      .73
Consolidated Natural Gas Co.             2,100,000        111,563      .46
Dominion Resources, Inc.                   595,000         22,461      .09
DTE Energy Co.                           1,944,800         58,587      .24
Duke Power Co.                           1,600,000         78,200      .33
Edison International                     6,471,000        127,802      .53
Florida Progress Corp.                   2,196,000         73,291      .30
Houston Industries Inc.                  4,980,000        113,918      .47
Northeast Utilities                      5,300,000         56,975      .24
Oklahoma Gas and Electric Co.              400,000         15,650      .06
Pacific Gas and Electric Co.             4,050,000         95,175      .40
PanEnergy Corp.                          2,180,000         83,930      .35
PECO Energy Co.                          1,350,000         34,087      .14
PP & L Resources, Inc.                   4,700,000        109,863      .46
Public Service Enterprise Group Inc.     3,820,000        102,662      .43
Puget Sound Power & Light Co.              810,000         17,921      .07
Southern Co.                             5,967,900        132,040      .55
Union Electric Co.                       2,425,000         93,666      .39
                                                        1,831,148     7.62
Total Energy                                            4,532,813    18.86

MATERIALS

Building Materials & Components (.16%)
Masco Corp.                              1,250,000    $    39,219      .16%

Chemicals (4.20%)
E.I. du Pont de Nemours and Co.          7,292,500        676,379     2.81
Monsanto Co.                             3,400,000        134,725      .56
PPG Industries, Inc.                     2,169,800        123,679      .52
Sherwin-Williams Co.                     1,500,000         75,188      .31
                                                        1,009,971     4.20

Forest Products & Paper (2.66%)
International Paper Co.                 10,050,000        429,638     1.79
Louisiana-Pacific Corp.                  2,500,000         52,187      .22
Westvaco Corp.                           5,501,350        156,788      .65
                                                          638,613     2.66
Total Materials                                         1,687,803     7.02

CAPITAL EQUIPMENT

Aerospace & Military Technology (1.16%)
Boeing Co.                                 765,800         73,038      .30
Raytheon Co.                             2,718,800        133,901      .56
United Technologies Corp.                  550,000         70,813      .30
                                                          277,752     1.16

Data Processing & Reproduction (.85%)
Xerox Corp.                              4,425,000        205,209      .85

Electrical & Electronics (1.51%)
Emerson Electric Co.                       850,000         75,650      .31
General Electric Co.                     1,850,000        178,988      .75
Lucent Technologies Inc.                 2,298,000        108,006      .45
                                                          362,644     1.51

Electronic Components (.18%)
Thomas & Betts Corp.                     1,020,000         43,222      .18

Energy Equipment (.23%)
Dresser Industries, Inc.                 1,700,000         55,887      .23

Industrial Components (2.12%)
Dana Corp.                               2,840,000    $    84,135      .35%
Eaton Corp.                              2,100,000        125,475      .52
Goodyear Tire & Rubber Co.               2,000,000         91,750      .38
Johnson Controls, Inc.                     200,000         14,600      .06
Rockwell International Corp.             1,210,000         66,550      .28
TRW Inc.                                 1,400,000        126,700      .53
                                                          509,210     2.12

Machinery & Engineering (.28%)
Ingersoll-Rand Co.                         500,000         20,813      .09
Parker Hannifin Corp.                    1,200,000         45,450      .19
                                                           66,263      .28
Total Capital Equipment                                 1,520,187     6.33

CONSUMER GOODS

Appliances & Household Durables (.12%)
Maytag Corp.                             1,400,000         27,825      .12

Beverages (.77%)
PepsiCo, Inc.                            6,224,600        184,404      .77

Food & Household Products (3.14%)
Colgate-Palmolive Co.                    1,850,000        170,200      .71
CPC International Inc.                   1,990,000        156,961      .65
General Mills, Inc.                      4,765,600        272,235     1.13
Procter & Gamble Co.                       950,000         94,050      .39
Sara Lee Corp.                           1,750,000         62,125      .26
                                                          755,571     3.14

Health & Personal Care (11.84%)
American Home Products Corp.             8,260,000        505,925     2.11
Bristol-Myers Squibb Co.                 2,960,000        313,020     1.30
Johnson & Johnson                        1,000,000         49,250      .20
Kimberly-Clark Corp.                     2,170,600        202,409      .84
Eli Lilly and Co.                        5,762,300        406,242     1.69
McKesson Corp.                             375,000         18,656      .08
Merck & Co., Inc.                        5,250,000        389,156     1.62
Pfizer Inc                               1,410,600        116,727      .49
Pharmacia & Upjohn, Inc.                 5,429,500        195,462      .81
Schering-Plough Corp.                    2,750,000        176,000      .73
Tambrands Inc.                           1,067,800         45,515      .19
Warner-Lambert Co.                       6,714,200        427,191     1.78
                                                        2,845,553    11.84
Recreation & Other Consumer Products (.17%)
Eastman Kodak Co.                          500,000    $    39,875      .17%

Textiles & Apparel (.16%)
VF Corp.                                   600,000         39,225      .16
Total Consumer Goods                                    3,892,453    16.20

SERVICES

Broadcasting & Publishing (.39%)
Dow Jones & Co., Inc.                      746,900         24,648      .10
Gannett Co., Inc.                          900,000         68,288      .29
                                                           92,936      .39

Business & Public Services (4.47%)
Browning-Ferris Industries, Inc.         7,000,000        183,750      .76
Deluxe Corp.                               600,000         19,575      .08
Dun & Bradstreet Corp.                   7,175,000        415,253     1.73
Pitney Bowes Inc.                        4,475,000        250,041     1.04
WMX Technologies, Inc.                   6,000,000        206,250      .86
                                                        1,074,869     4.47

Merchandising (3.78%)
Albertson's, Inc.                        2,000,000         68,750      .29
J.C. Penney Co., Inc.                    8,600,000        451,500     1.88
Walgreen Co.                             2,200,000         83,050      .34
Wal-Mart Stores, Inc.                   11,495,000        306,054     1.27
                                                          909,354     3.78

Telecommunications (7.97%)
ALLTEL Corp.                             2,500,000         76,250      .32
Ameritech Corp.                          8,495,400        465,123     1.94
AT&T Corp.                              13,100,000        456,863     1.90
Bell Atlantic Corp.                      1,472,100         88,694      .37
GTE Corp.                                2,000,000         84,250      .35
Pacific Telesis Group                    5,900,000        200,600      .83
SBC Communications Inc.                  1,410,000         68,561      .29
Sprint Corp.                               720,000         28,260      .12
U S WEST Communications Group           14,670,000        445,601     1.85
                                                        1,914,202     7.97

Transportation: Rail (2.79%)
Conrail, Inc.                            1,156,500        110,012      .46
Norfolk Southern Corp.                   3,635,000        323,969     1.35
Union Pacific Corp.                      4,200,000        235,725      .98
                                                          669,706     2.79
Total Services                                          4,661,067    19.40

FINANCE

Banking (16.31%)
Banc One Corp.                           5,890,000    $   249,589     1.04%
Bank of New York Co., Inc.              13,800,000        457,125     1.90
BankAmerica Corp.                        2,275,000        208,162      .87
Bankers Trust New York Corp.             1,625,000        137,312      .57
Barnett Banks, Inc.                      1,850,000         70,531      .29
Chase Manhattan Corp.                    3,700,000        317,275     1.32
Comerica Inc.                              950,000         50,469      .21
CoreStates Financial Corp                4,646,400        225,931      .94
First Chicago NBD Corp.                  4,505,600        229,786      .96
First Union Corp.                        2,975,000        216,431      .90
Fleet Financial Group, Inc.              5,840,000        291,270     1.21
KeyCorp                                  2,250,000        104,906      .44
J.P. Morgan & Co. Inc.                   2,530,000        218,529      .91
National City Corp.                      3,000,000        130,125      .54
NationsBank Corp.                        3,300,000        311,025     1.30
Norwest Corp.                            3,800,000        166,725      .69
PNC Bank Corp.                           4,900,000        177,625      .74
Signet Banking Corp.                     1,400,000         40,425      .17
SunTrust Banks, Inc.                     3,710,000        172,979      .72
Wachovia Corp.                           2,650,000        142,438      .59
                                                        3,918,658    16.31

Financial Services (3.54%)
American Express Co.                     4,025,000        189,175      .79
Beneficial Corp.                         2,100,880        122,901      .51
Federal National Mortgage Assn.          7,800,000        305,175     1.27
Household International, Inc.            2,650,000        234,525      .97
                                                          851,776     3.54

Insurance (6.01%)
Aetna Inc.                               2,400,000        160,500      .67
Allstate Corp.                           5,500,000        308,688     1.28
American General Corp.                   6,900,000        257,025     1.07
CIGNA Corp.                              1,150,000        150,075      .62
General Re Corp.                         1,500,000        220,875      .92
Lincoln National Corp.                   2,600,000        126,100      .52
Marsh & McLennan Companies, Inc.         1,100,000        114,537      .48
St. Paul Companies, Inc.                 1,975,000        107,391      .45
                                                        1,445,191     6.01
Total Finance                                           6,215,625    25.86


MULTI-INDUSTRY

Multi-Industry (1.06%)
AlliedSignal Inc.                        1,075,000    $    70,412      .29%
Minnesota Mining and Manufacturing Co.   1,900,000        145,588      .61
Whitman Corp.                            1,625,000         39,406      .16
Total Multi-Industry                                      255,406     1.06

MISCELLANEOUS

Common stocks in initial period of acquisition            297,465     1.24
TOTAL INVESTMENT SECURITIES
  (cost: $15,781,170,000)                              23,062,819    95.97
Excess of United States Treasury bills,
  cash, and receivables over payables                     968,836     4.03
NET ASSETS                                            $24,031,655   100.00%

See Notes to Financial Statements

Financial Statements

Statement of Assets and Liabilities
October 31, 1996

Unaudited                                            (dollars in thousands)

Assets:

Investment securities at market
  (cost: $15,781,170)                                           $23,062,819
United States Treasury bills
  (cost: $989,666)                                                  989,648
Cash                                                                     83
Receivables for-
  Sales of investments                              $ 15,853
  Sales of Fund's shares                              44,554
  Dividends and interest                              51,518        111,925
                                                                 24,164,475
Liabilities:
Payables for-
  Purchases of investments                           101,027
  Repurchases of Fund's shares                        16,113
  Management services                                  6,457
  Accrued expenses                                     9,223        132,820
Net Assets at October 31, 1996
Equivalent to $24.81 per share on
968,654,382 shares of $1 par value
capital stock outstanding (authorized
capital stock - 2,000,000,000 shares)                           $24,031,655

See Notes to Financial Statements

Statement of Operations
for the six months ended October 31, 1996

Unaudited                                            (dollars in thousands)

Investment Income:
Income:
  Dividends                                       $  344,512
  Interest                                            23,350     $  367,862

Expenses:
  Investment management fee                           22,695
  Business management fee                             13,283
  Distribution expenses                               23,042
  Transfer agent fee                                   8,034
  Reports to shareholders                                413
  Registration statement and prospectus                1,461
  Postage, stationery and supplies                     1,982
  Directors' and Advisory Board fees                     222
  Auditing and legal fees                                 99
  Custodian fee                                          139
  Other expenses                                          33         71,403
Net investment income                                               296,459

Realized Gain and Unrealized
  Appreciation on Investments:
Net realized gain                                                   511,793
Net unrealized appreciation:
  Beginning of period                              5,887,714
  End of period                                    7,281,630
    Net change in unrealized
      appreciation                                                1,393,916
  Net realized gain and change in
    unrealized appreciation                                       1,905,709
Net Increase in Net Assets
  Resulting from Operations                                      $2,202,168

See Notes to Financial Statements

Washington Mutual Investors Fund / 1996 Semi-Annual Report

Statement of Changes in Net Assets

                                          Six Months Ended     Year Ended
(dollars in thousands)                    Oct. 31, 1996<F1>  April 30, 1996

Operations:
Net investment income                         $   296,459       $   522,254
Net realized gain on investments                  511,793         1,227,501
Net change in unrealized appreciation on
  investments                                   1,393,916         2,757,898
  Net Increase in Net Assets Resulting
    from Operations                             2,202,168         4,507,653

Dividends and Distributions Paid to
  Shareholders:
Dividends from net investment income            (271,719)         (503,739)
Distributions from net realized gain
  on investments                                        -         (879,840)
  Total Dividends and Distributions             (271,719)       (1,383,579)

Capital Share Transactions:
Proceeds from shares sold:
  95,173,865 and 172,566,749
  shares, respectively                          2,227,042         3,741,201
Proceeds from shares issued in
  reinvestment of net investment income
  dividends and distributions of net
  realized gain on investments:
  10,617,432 and 61,317,672 shares,
  respectively                                    249,630         1,323,273
Cost of shares repurchased:
  45,715,806 and 89,667,381 shares,
  respectively                                (1,064,868)       (1,924,927)
  Net Increase in Net Assets Resulting
    from Capital Share Transactions             1,411,804         3,139,547

Total Increase in Net Assets                    3,342,253         6,263,621

Net Assets:
Beginning of period                            20,689,402        14,425,781
End of period (including undistributed
  net investment income: $96,684 and
  $71,944, respectively)                      $24,031,655       $20,689,402

[FN]
<F1> Unaudited
[/FN]

See Notes to Financial Statements

Notes to Financial Statements<F1>

1. Washington Mutual Investors Fund (the "Fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Fund's investment objective is to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing. The following paragraphs summarize the significant accounting policies consistently followed by the Fund in the preparation of its financial statements:

        Investment securities are stated at market value based upon closing sales prices reported on a national securities exchange on the last business day of the period or, for listed securities having no sales reported, upon last-reported bid prices on that date. Treasury bills with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and asked prices obtained from a major dealer in short-term securities. Treasury bills with 60 days or less to maturity are valued at amortized cost, which approximates market value.

        As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses from securities transactions are reported on an identified cost basis. Dividend and interest income is reported on the accrual basis. Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

        Pursuant to the custodian agreement, the Fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $139,000 included $9,000 that was paid by these credits rather than in cash.

2. It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

     As of October 31, 1996, net unrealized appreciation on investments for book and federal income tax purposes aggregated $7,281,630,000, of which $7,440,763,000 related to appreciated securities and $159,133,000 related to depreciated securities. There was no difference between book and tax realized gains on securities transactions for the six months ended October 31, 1996. The cost of portfolio securities for book and federal income tax purposes was $16,770,836,000 at October 31, 1996.

3. Officers of the Fund received no remuneration from the Fund in such capacities. Their remuneration was paid by Washington Management Corporation (WMC), a wholly owned subsidiary of The Johnston-Lemon
Group, Incorporated. WMC, business manager of the Fund, was paid a fee of $13,283,000 for business management services. The business management agreement provides for monthly fees, accrued daily, based on an annual rate of 0.175% of the first $3 billion of net assets; 0.15% of such assets in excess of $3 billion but not exceeding $5 billion; 0.135% of such assets in excess of $5 billion but not exceeding $8 billion; 0.12% of such assets in excess of $8 billion but not exceeding $12 billion; 0.095% of such assets in excess of $12 billion but not exceeding $21 billion, and 0.075% of such assets in excess of $21 billion. Under this agreement all expenses chargeable to the Fund, including compensation to the business manager, shall not exceed 1% of the average net assets of the Fund on an annual basis. Johnston, Lemon & Co. Incorporated, a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated, has informed the Fund that it has earned $381,000 on its retail sales of shares and under the distribution plan of the Fund but received no net brokerage commissions resulting from purchases and sales of securities for the investment account of the Fund. All officers of the Fund and four of its directors are affiliated with The Johnston-Lemon Group, Incorporated. Capital Research and Management Company, investment manager of the Fund, was paid a fee of $22,695,000 for investment management services. The investment advisory agreement provides for monthly fees, accrued daily, based on an annual rate of 0.225% of the first $3 billion of net assets; 0.21% of such assets in excess of $3 billion but not exceeding $8 billion; 0.20% of such assets in excess of $8 billion but not exceeding $21 billion; and 0.195% of such assets in excess of $21 billion.

     Pursuant to a Plan of Distribution, the Fund may expend up to 0.25% of its average net assets annually for any activities primarily intended to result in sales of Fund shares, provided the categories of expenses for which reimbursement is made are approved by the Fund's Board of Directors. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts and reimbursements to American Funds Distributors, Inc. (AFD), the principal underwriter of the Fund's shares, for its activities and expenses related to the sales of Fund shares or servicing of shareholder accounts. During the six months ended October 31, 1996, distribution expenses under the Plan were $23,042,000 including accrued expenses of $7,066,000.

     American Funds Service Company, the transfer agent for the Fund, was paid a fee of $8,034,000. AFD has informed the Fund that it has received $9,989,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the Fund's shares. Such sales charges are not an expense of the Fund and, hence, are not reflected in the accompanying Statement of Operations.

     Directors and Advisory Board members of the Fund who are unaffiliated with WMC may elect to defer part or all of the fees earned for such services. Amounts deferred are not funded and are general unsecured liabilities of the Fund. As of October 31, 1996, aggregate amounts deferred and earnings thereon were $161,000.

4. As of October 31, 1996, accumulated undistributed net realized gain on investments was $1,167,884,000 and additional paid-in capital was $14,516,803,000.

     The Fund made purchases and sales of investment securities, excluding short-term securities, of $3,263,767,000 and $1,939,778,000, respectively, during the six months ended October 31, 1996.

[FN]
<F1> Unaudited
[/FN]

Washington Mutual Investors Fund / 1996 Semi-Annual Report

Per-Share Data and Ratios

                           Six Months
                              Ended               Year Ended April 30
                          10/31/96<F1>    1996    1995    1994    1993    1992
Net Asset Value,
  Beginning of Period        $22.77      $18.87  $17.11  $17.59  $16.22  $15.02

Income from Investment
  Operations:
  Net investment income         .31         .63     .63     .59     .56     .56
  Net realized and
    unrealized gain (loss)
    on investments             2.02        4.98    2.16    (.12)   1.55    1.50
    Total income from
      investment operations    2.33        5.61    2.79     .47    2.11    2.06

Less Distributions:
  Dividends from net
    investment income          (.29)       (.62)   (.62)   (.56)   (.56)   (.56)
  Distributions from net
    realized gains             -          (1.09)   (.41)   (.39)   (.18)   (.30)
    Total distributions        (.29)      (1.71)  (1.03)   (.95)   (.74)   (.86)

Net Asset Value,
  End of Period              $24.81      $22.77  $18.87  $17.11  $17.59  $16.22


Total Return<F2>              10.31<F3>%  30.40%  17.01%   2.55%  13.36%  14.24%

Ratios/Supplemental Data:
  Net assets, end of
    period (in millions)       $24,032   $20,689 $14,426 $12,405 $11,306  $8,896
  Ratio of expenses to
    average net assets          .33%<F3>    .66%    .69%    .69%    .70%    .74%
  Ratio of net income to
    average net assets         1.35%<F3>   2.98%   3.57%   3.29%   3.33%   3.58%
  Average commissions
    paid (in cents)<F1><F4>    5.57c       6.24c   6.87c   6.85c   7.49c   7.51c
  Portfolio turnover rate      9.22%<F3>  23.41%  25.45%  23.86%  18.60%  10.36%

[FN]

<F1> Unaudited

<F2> Excludes maximum sales charge of 5.75% of the Fund's offering price.
Total Return figures for 1992 and 1993 have been revised. Previously shown for these years were 14.27% and 13.38%, respectively.

<F3> Based on operations for the period shown and, accordingly, not representative of a full year's operations.

<F4> Brokerage commissions paid on portfolio transactions increase the cost of securities purchased or reduce the proceeds of securities sold and are not reflected in the Fund's Statement of Operations. Shares traded on a principal basis are excluded.
[/FN]


Board of Directors

Stephen Hartwell
  Chairman of the Board
James H. Lemon, Jr.
  Vice Chairman of the Board
Harry J. Lister
  President of the Fund
 Cyrus A. Ansary
John A. Beck
James C. Miller III
Thomas J. Owen
Jean Head Sisco
T. Eugene Smith
Margita E. White
Stephen G. Yeonas

Directors Emeritus

Bernard J. Nees,
  Chairman Emeritus
Charles T. Akre
Nathan A. Baily
Frank M. Ewing

Advisory Board

Mary K. Bush
Daniel J. Callahan III
Vernon W. Holleman, Jr.
William B. Snyder
Leonard P. Steuart II
Robert F. Tardio

Other Officers

Howard L. Kitzmiller
  Senior Vice President, Secretary
  and Assistant Treasurer of the Fund
Ralph S. Richard
  Vice President and
  Treasurer of the Fund
Lois A. Erhard
  Vice President of the Fund
Michael W. Stockton
  Assistant Treasurer of the Fund

For information about your account or any of the Fund's services, please contact your financial adviser or call the American Funds Service Company, toll-free, at 800/421-0180.

Washington Mutual Investors Fund / 1996 Semi-Annual Report

Office of the Fund
and of the Business Manager

Washington Management Corporation
1101 Vermont Avenue, NW
Washington, DC 20005-3585
202/842-5665

Investment Manager
Capital Research and
  Management Company
333 South Hope Street
Los Angeles, CA 90071-1443

135 South State College Boulevard
Brea, CA 92821-5804

Transfer Agent

American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 2205
Brea, CA 92822-2205

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian

The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, NY 10081-0001

Counsel

Thompson, O'Donnell, Markham,
  Norton & Hannon
805 Fifteenth Street, NW
Washington, DC 20005-2216

Principal Underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1462

This report is for the information of shareholders of Washington Mutual Investors Fund, Inc., but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after December 31, 1996, this report must be accompanied by an American Funds Group Statistical Update for the most recently completed calendar quarter.


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